Intangible Assets - Schedule of Variations in Intangible Assets (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Sep. 29, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	€ 43,957	€ 174
Increase	1,970	43,852
Decrease	(6)	(69)
Translation adjustments	248	0
Reclassification	2	0
Intangible assets other than goodwill Period End	46,182	43,957
Acquisition of Versantis
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in intangible assets and goodwill	43,900
Total purchase price			€ 46,600
Intangible assets and goodwill	€ 43,600
Patents
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of software and license agreements	20 years
Seal Rock [Member]
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in intangible assets and goodwill	€ 2,000
Gross
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	44,897	1,364
Increase	2,000	43,931
Decrease	(13)	(398)
Translation adjustments	248	0
Reclassification	2	0
Intangible assets other than goodwill Period End	47,134	44,897
Gross | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	977	1,294
Increase	0	81
Decrease	(13)	(398)
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	964	977
Gross | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	351	70
Increase	0	281
Decrease	0	0
Translation adjustments	0	0
Reclassification	2	0
Intangible assets other than goodwill Period End	352	351
Gross | Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	43,569	0
Increase	2,000	43,569
Decrease	0	0
Translation adjustments	248	0
Reclassification	0	0
Intangible assets other than goodwill Period End	45,817	43,569
Accumulated Depreciation and Impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	(940)	(1,190)
Increase	(30)	(79)
Decrease	19	329
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	(951)	(940)
Accumulated Depreciation and Impairment | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	(940)	(1,190)
Increase	(30)	(79)
Decrease	19	329
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	(951)	(940)
Accumulated Depreciation and Impairment | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	0	0
Accumulated Depreciation and Impairment | Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	€ 0	€ 0